UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires:      May 31, 2007|
                                                   |Estimated average burden  |
                                                   |hours per response...21.09|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8505
                                   --------------------------------------------

                            BARON CAPITAL FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Capital Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  March 31, 2006
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

BARON CAPITAL ASSET FUND
-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
AS OF MARCH 31, 2006 (UNAUDITED)
                       Shares                                                               COST                       VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.88%)

                              APPAREL (4.50%)
                      150,000 Carter's, Inc.*                                   $      4,230,330              $   10,123,500
                       70,000 Polo Ralph Lauren Corp., Cl A                            1,100,499                   4,242,700
                                                                                      ----------                  ----------
                                                                                       5,330,829                  14,366,200

                              BUSINESS SERVICES (3.40%)
                      145,000 ChoicePoint, Inc.*                                       2,746,994                   6,488,750
                       70,000 CoPart, Inc.*                                            1,643,963                   1,921,500
                      100,000 Gevity HR, Inc.                                          1,803,365                   2,446,000
                                                                                      ----------                  ----------
                                                                                       6,194,322                  10,856,250

                              CHEMICAL (1.79%)
                       70,000 Senomyx, Inc.*                                             706,023                   1,152,200
                      165,000 Symyx Technologies, Inc.*                                2,720,596                   4,577,100
                                                                                      ----------                  ----------
                                                                                       3,426,619                   5,729,300

                              COMMUNICATIONS (1.21%)
                       60,000 Equinix, Inc.*                                           1,765,941                   3,853,200

                              CONSULTING (1.08%)
                       90,000 Hewitt Associates, Inc.*                                 2,196,901                   2,676,600
                       40,000 LECG Corp.*                                                870,746                     770,800
                                                                                        --------                    --------
                                                                                       3,067,647                   3,447,400

                              DISTRIBUTION (1.14%)
                       20,000 Beacon Roofing Supply, Inc.*                               725,362                     812,800
                       30,000 SCP Pool Corp.                                           1,200,328                   1,407,300
                       20,000 Watsco, Inc.                                             1,334,684                   1,421,000
                                                                                      ----------                  ----------
                                                                                       3,260,374                   3,641,100

                              EDUCATION (6.91%)
                      300,000 DeVry, Inc.*                                             5,009,441                   6,831,000
                      200,000 Education Mgmt. Corp.*                                   4,041,568                   8,320,000
                       38,000 Strayer Education, Inc.                                  3,489,193                   3,885,880
                      100,000 Universal Technical Institute, Inc.*                     3,039,862                   3,010,000
                                                                                      ----------                  ----------
                                                                                      15,580,064                  22,046,880

                              ENERGY SERVICES (7.63%)
                       50,000 Carbo Ceramics, Inc.                                     3,094,277                   2,845,500
                       35,000 Core Laboratories N.V.*                                  1,615,503                   1,664,250
                      240,000 Encore Acquisition Co.*                                  3,991,417                   7,440,000
                      125,000 FMC Technologies, Inc.*                                  2,716,987                   6,402,500
                       50,000 SEACOR Holdings, Inc.*                                   2,199,397                   3,960,000
                       50,000 Whiting Petroleum Corp.*                                 1,612,573                   2,049,500
                                                                                      ----------                  ----------
                                                                                      15,230,154                  24,361,750


BARON CAPITAL ASSET FUND
-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
-----------------------------------------------------------------------------------------------------------------------------
AS OF MARCH 31, 2006 (UNAUDITED)
                       Shares                                                               COST                       VALUE
-----------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL SERVICES - ASSET MANAGEMENT (1.91%)
                      125,000 Cohen & Steers, Inc.                                     1,937,946                   3,062,500
                       70,000 Eaton Vance Corp.                                        1,195,374                   1,916,600
                       28,000 GAMCO Investors, Inc., Cl A                                749,601                   1,118,600
                                                                                        --------                  ----------
                                                                                       3,882,921                   6,097,700

                              FINANCIAL SERVICES - BANKING (3.86%)
                       35,000 Cathay General Bancorp                                   1,257,088                   1,317,400
                       80,000 Center Financial Corp.                                   1,793,884                   1,938,400
                      160,000 First Republic Bank                                      5,243,802                   6,051,200
                      160,000 UCBH Holdings, Inc.                                      3,287,935                   3,027,200
                                                                                      ----------                  ----------
                                                                                      11,582,709                  12,334,200

                              FINANCIAL SERVICES - BROKERAGE & EXCHANGES (2.29%)
                      125,000 Jefferies Group, Inc.                                    2,912,093                   7,312,500

                              FINANCIAL SERVICES - INSURANCE (2.20%)
                       80,000 Arch Capital Group, Ltd.*                                2,116,211                   4,619,200
                       80,000 Axis Capital Holdings, Ltd.                              2,052,752                   2,392,000
                                                                                      ----------                  ----------
                                                                                       4,168,963                   7,011,200

                              FINANCIAL SERVICES - MISCELLANEOUS (3.21%)
                       65,000 CheckFree Corp.*                                         1,431,945                   3,282,500
                      100,000 First Marblehead Corp.                                   2,933,688                   4,325,000
                       46,500 National Financial Partners Corp.                        2,612,306                   2,628,180
                                                                                      ----------                  ----------
                                                                                       6,977,939                  10,235,680

                              GAMING SERVICES (1.45%)
                      130,000 Shuffle Master, Inc.*                                    3,584,807                   4,646,200

                              HEALTHCARE FACILITIES (5.05%)
                      140,000 Community Health Systems, Inc.*                          3,499,920                   5,061,000
                      130,000 Manor Care, Inc.                                         1,533,227                   5,765,500
                      150,000 United Surgical Partners Intl., Inc.*                    2,073,386                   5,311,500
                                                                                      ----------                  ----------
                                                                                       7,106,533                  16,138,000

                              HEALTHCARE PRODUCTS (2.29%)
                      120,000 DepoMed, Inc.*                                             697,642                     783,600
                      150,000 Edwards Lifesciences Corp.*                              4,600,769                   6,525,000
                                                                                      ----------                  ----------
                                                                                       5,298,411                   7,308,600

                              HEALTHCARE SERVICES (3.28%)
                       85,000 Charles River Laboratories Intl., Inc.*                  2,504,752                   4,166,700
                       50,000 Gen-Probe, Inc.*                                         2,280,377                   2,756,000
                      120,000 Odyssey HealthCare, Inc.*                                1,722,155                   2,065,200
                       60,000 PRA International*                                       1,440,293                   1,487,400
                                                                                      ----------                  ----------
                                                                                       7,947,577                  10,475,300

                              HEALTHCARE SERVICES - INSURANCE (3.95%)
                      230,000 AMERIGROUP Corp.*                                        4,959,209                   4,839,200
                      150,000 Centene Corp.*                                           1,328,642                   4,375,500
                       75,000 WellCare Health Plans, Inc.*                             3,298,694                   3,408,000
                                                                                      ----------                  -----------
                                                                                       9,586,545                  12,622,700

                              HOTELS AND LODGING (1.91%)
                       50,000 Choice Hotels Intl., Inc.                                  315,810                   2,289,000
                       75,000 Four Seasons Hotels, Inc.                                2,350,235                   3,802,500
                                                                                      ----------                  ----------
                                                                                       2,666,045                   6,091,500


BARON CAPITAL ASSET FUND
-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
-----------------------------------------------------------------------------------------------------------------------------
AS OF MARCH 31, 2006 (UNAUDITED)
                       Shares                                                               COST                       VALUE
-----------------------------------------------------------------------------------------------------------------------------

                              REAL ESTATE (3.58%)
                       90,000 CB Richard Ellis Group, Inc., Cl A*                      1,710,068                   7,263,000
                       80,000 CoStar Group, Inc.*                                      3,342,729                   4,151,200
                                                                                      ----------                  ----------
                                                                                       5,052,797                  11,414,200

                              REAL ESTATE - HOME BUILDING (0.21%)
                       15,000 Hovnanian Enterprises, Inc., Cl A*                         608,559                     658,950

                              REAL ESTATE - REITS (1.20%)
                        5,000 Alexander's, Inc.*                                         360,140                   1,445,000
                      195,000 Spirit Finance Corp.                                     2,267,541                   2,379,000
                                                                                      ----------                  ----------
                                                                                       2,627,681                   3,824,000

                              RECREATION AND RESORTS (13.54%)
                      180,000 Ameristar Casinos, Inc.                                  3,158,331                   4,642,200
                       50,000 Gaylord Entertainment Co.*                               1,438,738                   2,269,000
                      130,000 Isle of Capri Casinos, Inc.*                             2,534,155                   4,326,400
                      150,000 Kerzner Intl., Ltd.*                                     3,080,175                  11,673,000
                      150,000 Vail Resorts, Inc.*                                      2,560,573                   5,733,000
                      190,000 Wynn Resorts, Ltd.*                                      2,468,956                  14,601,500
                                                                                      ----------                  ----------
                                                                                      15,240,928                  43,245,100

                              RESTAURANTS (7.06%)
                      125,000 California Pizza Kitchen, Inc.*                          3,398,992                   4,056,250
                       60,000 Panera Bread Co., Cl A*                                  2,120,751                   4,510,800
                       60,000 Peet's Coffee & Tea, Inc.*                               1,856,730                   1,800,000
                       85,000 P.F. Chang's China Bistro, Inc.*                         4,062,638                   4,189,650
                       50,000 Red Robin Gourmet Burgers, Inc.*                         2,492,191                   2,360,000
                      150,000 The Cheesecake Factory, Inc.*                            3,318,292                   5,617,500
                                                                                      ----------                  ----------
                                                                                      17,249,594                  22,534,200

                              RETAIL - SPECIALTY STORES (8.49%)
                      125,000 Blue Nile, Inc.*                                         3,935,480                   4,398,750
                      160,000 CarMax, Inc.*                                            3,439,405                   5,228,800
                      120,000 Dick's Sporting Goods, Inc.*                             4,163,832                   4,760,400
                       61,000 PETCO Animal Supplies, Inc.*                             1,130,994                   1,437,770
                      130,000 Select Comfort Corp.*                                    2,936,402                   5,141,500
                       60,000 Tractor Supply Co.*                                      2,480,612                   3,980,400
                       50,000 United Auto Group, Inc.                                  1,953,652                   2,150,000
                                                                                      ----------                  ----------
                                                                                      20,040,377                  27,097,620

                              SOFTWARE (0.70%)
                       60,000 Kronos, Inc.*                                            1,157,347                   2,243,400

                              TRANSPORTATION (3.52%)
                      187,500 Genesee & Wyoming, Inc., Cl A*                           2,983,886                   5,752,500
                       60,000 Landstar System, Inc.*                                   1,452,668                   2,647,200
                       90,000 UTI Worldwide, Inc.                                      2,090,278                   2,844,000
                                                                                      ----------                  ----------
                                                                                       6,526,832                  11,243,700

                              UTILITY SERVICES (1.52%)
                       60,000 ITC Holdings Corp.                                       1,619,448                   1,575,000
                      132,300 Southern Union Co.*                                      1,678,941                   3,285,009
                                                                                      ----------                  ----------
                                                                                       3,298,389                   4,860,009
                                                                                      ----------                  ----------


TOTAL COMMON STOCKS                                                                  191,372,997                 315,696,839
                                                                                    ------------                 -----------


BARON CAPITAL ASSET FUND
-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
-----------------------------------------------------------------------------------------------------------------------------
AS OF MARCH 31, 2006 (UNAUDITED)
                       Shares                                                               COST                       VALUE
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT
------------------------------

SHORT TERM MONEY MARKET
INSTRUMENTS (2.29%)

$     7,300,000 AIG Funding, Inc. 4.81%
                  due 04/03/2006                                                       7,300,000                   7,300,000
                                                                                       ---------                  ---------

TOTAL INVESTMENTS (101.17%)                                                         $198,672,997**               322,996,839
                                                                                    ============

LIABILITIES LESS
  CASH AND OTHER ASSETS (-1.17%)                                                                                 (3,732,405)
                                                                                                                 -----------

NET ASSETS (100.00%)                                                                                           $319,264,434
                                                                                                               ============

NET ASSET VALUE PER SHARE

INSURANCE SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS                                        $31.16
OF $313,637,362 AND 10,063,971 SHARES OUTSTANDING)                                                                   ======




RETIREMENT SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS                                        $31.56
OF $5,627,072 AND 178,326 SHARES OUTSTANDING)                                                                        ======

---------------

%    Represents percentage of net assets

*    Non-income producing securities

** For Federal income tax purposes the cost basis is $199,398,494. Aggregate unrealized appreciation and depreciation of investments are $125,142,652 and $1,544,307, respectively.

SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Capital Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  May 30, 2006




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   May 30, 2006